Average Annual Total Returns - AZL DFA U.S. Small Cap Fund	Apr. 30, 2021
Russell2000Index [Member]
Average Annual Return:
1 Year	19.96%	[1]
5 Years	13.26%	[1]
Since Inception	9.87%	[1]
Inception Date	Apr. 27, 2015	[1]
AZL DFA U.S. Small Cap Fund
Average Annual Return:
1 Year	13.97%
5 Years	10.79%
Since Inception	7.84%
Inception Date	Apr. 27, 2015

[1]	Reflects no deduction for fees, expenses, or taxes.